                      SUPPLEMENT DATED FEBRUARY 26, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 27, 1999

MONEY MARKET PORTFOLIO        INTERNATIONAL FIXED INCOME PORTFOLIO
FIXED INCOME PORTFOLIO          EMERGING MARKETS DEBT PORTFOLIO
HIGH YIELD PORTFOLIO                GLOBAL EQUITY PORTFOLIO
CORE EQUITY PORTFOLIO            INTERNATIONAL MAGNUM PORTFOLIO
EQUITY GROWTH PORTFOLIO        EMERGING MARKETS EQUITY PORTFOLIO
VALUE PORTFOLIO                      ASIAN EQUITY PORTFOLIO
MID CAP GROWTH PORTFOLIO            LATIN AMERICAN PORTFOLIO
MID CAP VALUE PORTFOLIO                BALANCED PORTFOLIO
U.S. REAL ESTATE PORTFOLIO        MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798
                     ------------------------------------


     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Asian Equity Portfolio. Vinod Sethi no longer serves as Portfolio Manager to the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share primary responsibility for managing the assets of the Asian Equity Portfolio. Accordingly, the paragraph "ASIAN EQUITY PORTFOLIO" on page 39 is hereby deleted and replaced with the following:

          ASIAN EQUITY PORTFOLIO -- Timothy Jensen and Ashutosh Sinha. Timothy Jensen joined MSDW Investment Management in 1998. He is a Principal of MSDW Investment Management and Morgan Stanley and a senior member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian markets. Prior to joining MSDW Investment Management, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSDW Investment Management in 1995. He is a Vice President of MSDW Investment Management and Morgan Stanley and a member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSDW Investment Management, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from IIT, Kanpur with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1998.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED FEBRUARY 26, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 27, 1999

                          U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798
                     -------------------------------------


     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Asian Equity Portfolio. Vinod Sethi no longer serves as Portfolio Manager to the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share primary responsibility for managing the assets of the Asian Equity Portfolio. Accordingly, the paragraph "ASIAN EQUITY PORTFOLIO" on page 23 is hereby deleted and replaced with the following:

          ASIAN EQUITY PORTFOLIO -- Timothy Jensen and Ashutosh Sinha. Timothy Jensen joined MSDW Investment Management in 1998. He is a Principal of MSDW Investment Management and Morgan Stanley and a senior member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian markets. Prior to joining MSDW Investment Management, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSDW Investment Management in 1995. He is a Vice President of MSDW Investment Management and Morgan Stanley and a member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSDW Investment Management, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from IIT, Kanpur with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1998.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED FEBRUARY 26, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999


                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                           ASIAN EQUITY PORTFOLIO


                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798
                     -------------------------------------


     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Asian Equity Portfolio. Vinod Sethi no longer serves as Portfolio Manager to the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share primary responsibility for managing the assets of the Asian Equity Portfolio. Accordingly, the paragraph "ASIAN EQUITY PORTFOLIO" on page 30 is hereby deleted and replaced with the following:

          ASIAN EQUITY PORTFOLIO -- Timothy Jensen and Ashutosh Sinha. Timothy Jensen joined MSDW Investment Management in 1998. He is a Principal of MSDW Investment Management and Morgan Stanley and a senior member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian markets. Prior to joining MSDW Investment Management, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSDW Investment Management in 1995. He is a Vice President of MSDW Investment Management and Morgan Stanley and a member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSDW Investment Management, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from IIT, Kanpur with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1998.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED FEBRUARY 26, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 27, 1999


                             HIGH YIELD PORFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            ASIAN EQUITY PORTFOLIO


                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798
                     -------------------------------------


     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Asian Equity Portfolio. Vinod Sethi no longer serves as Portfolio Manager to the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share primary responsibility for managing the assets of the Asian Equity Portfolio. Accordingly, the paragraph "ASIAN EQUITY PORTFOLIO" on page 25 is hereby deleted and replaced with the following:

          ASIAN EQUITY PORTFOLIO -- Timothy Jensen and Ashutosh Sinha. Timothy Jensen joined MSDW Investment Management in 1998. He is a Principal of MSDW Investment Management and Morgan Stanley and a senior member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian markets. Prior to joining MSDW Investment Management, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSDW Investment Management in 1995. He is a Vice President of MSDW Investment Management and Morgan Stanley and a member of MSDW Investment Management's emerging markets group, focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSDW Investment Management, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from IIT, Kanpur with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1998.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE